Geographic Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15:	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company’s business. The data below is presented in accordance with ASC 280, “Segment Reporting”.

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2016, 2017 and 2018.

		Year ended December 31,
		2016	2017	2018
1.	Revenues:

	North America*	$74,455	$109,560	$136,477
	Europe**	107,134	120,926	128,513
	Asia Pacific	30,223	18,059	13,371
	South Africa	4,378	20,649	11,346

		$216,190	$269,194	$289,707

*)	Revenue amounts for North America consist primarily of revenues from the United States, except for approximately $854, $1,056 and $649 of revenues derived from Canada during the years ended December 31, 2016, 2017 and 2018, respectively.

**)	Revenue amounts for Europe include UK, Europe and Israel.

		December 31,
		2017	2018
2.	Property and equipment:

	Israel	$5,957	$4,149
	North America	2,913	2,514
	Others	1,825	1,852

		$10,695	$8,515

c.	Major customer data:

The following table sets forth revenues from major customers during the years ended December 31, 2016, 2017 and 2018.

	Year ended December 31,
	2016	2017	2018

Customer A	14%	2%	-